Investments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	74.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	89.00%
Other than temporary impairment charges	$ 29	$ 51	$ 51
Average life of ABS	5 years
Average life of MBS	4 years 6 months
Investment management charges	$ 5	5	6
Residential MBS
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	127	149
Fixed maturities, Gross Unrealized, Losses	(2)	(7)
Other than temporary impairment charges	1
Fixed maturities - all other
Investment [Line Items]
Other than temporary impairment charges	13
Other investments
Investment [Line Items]
Other than temporary impairment charges	2
Securities with non-credit other-than-temporary impairment charges
Investment [Line Items]
Gross Unrealized, Gains	103	101
Gross Unrealized, Losses	(4)	(2)
Fixed maturities
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (64)	(195)
Number of available for sale securities in an unrealized loss position | security	539
Other than temporary impairment charges	$ 14	25	$ 28
Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	14
Other than temporary impairment charges	$ 21
Equity securities, Gross Unrealized, Losses	$ (10)	(9)
Preferred stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	6
Other than temporary impairment charges	$ 6
Equity securities, Gross Unrealized, Losses	0	$ (1)
Maximum | Preferred stocks
Investment [Line Items]
Equity securities, Gross Unrealized, Losses	$ (1)
Number of available for sale securities in an unrealized loss position for twelve months or longer | Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	0
Number of available for sale securities in an unrealized loss position for twelve months or longer | Preferred stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	1